N-2 - $ / shares			2 Months Ended	3 Months Ended
		Sep. 09, 2022	Aug. 31, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020
Cover [Abstract]
Entity Central Index Key		0001418076
Amendment Flag		false
Document Type		DEF 14A
Entity Registrant Name		SLR Investment Corp.
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
Key Stockholder Considerations and Risk Factors
Dilutive Effect on NAV
Before voting on this proposal or giving proxies with regard to this matter, stockholders should consider the dilutive effect of the issuance of shares of the Company’s common stock at a price that is less than the NAV per share and the expenses associated with such issuance on the NAV per outstanding share of the Company’s common stock. Any sale of common stock at a price below NAV would result in an immediate dilution to existing common stockholders. This dilution would include reduction in the NAV per share as a result of the issuance of shares at a price below the NAV per share and a disproportionately greater decrease in a current stockholder’s interest in the earnings and assets of the Company and voting interest in the Company than the increase in the assets of the Company resulting from such issuance. It would also decrease the amount of net investment income per share available to stockholders through distributions. There will be no limit on the percentage below NAV per share at which shares may be sold by the Company under this proposal. However, the Company does not presently intend to sell shares of its common stock at a price that is more than 20% lower than the Company’s then current NAV, absent extenuating circumstances. The board of directors of the Company has considered the potential dilutive effect of the issuance of shares at a price below the NAV per share and will consider again such dilutive effect when considering whether to authorize any specific issuance of shares of common stock below NAV. The Company will not be required to obtain any additional authorization from stockholders for such offerings until the 2023 Annual Meeting of Stockholders even if the dilution from such offerings is substantial.
Dilutive Effect on Market Price and Ownership Percentage
In addition, stockholders should consider the risk that the approval of this proposal could cause the market price of the Company’s common stock to decline in anticipation of sales of its common stock below NAV, thus causing the Company’s shares to trade at a discount to NAV. The 1940 Act establishes a connection between common share sale price and NAV because, when stock is sold at a sale price below NAV per share, the resulting increase in the number of outstanding shares reduces NAV per share. Stockholders should also consider that they will have no subscription, preferential or preemptive rights to additional shares of the common stock proposed to be authorized for issuance, and thus any future issuance of common stock will dilute such stockholders’ holdings of common stock as a percentage of shares outstanding to the extent stockholders do not purchase sufficient shares in the offering or otherwise to maintain their percentage interest. Further, if current stockholders of the Company do not purchase any shares to maintain their percentage interest, regardless of whether such offering is above or below the then-current NAV, their voting power will be diluted.
Other Dilutive Considerations
The precise extent of any such dilution cannot be estimated before the terms of a common stock offering are set. As a general proposition, however, the amount of potential dilution will increase as the size of the offering increases. Another factor that will influence the amount of dilution in an offering is the amount of net proceeds that we receive from such offering. The board of directors would expect that the net proceeds to us, which is typically 95% of the market price, will be equal to the price that investors pay per share less the amount of any underwriting discounts and commissions.
As discussed above, it should be noted that the maximum number of shares issuable below NAV that could result in such dilution is limited to 25% of the Company’s then outstanding common stock immediately prior to each such offering. As a result, the maximum amount of dilution to existing stockholders will be limited to no more than 20% of the Company’s then current NAV on each offering, assuming the Company were to issue the maximum number of shares at no more than par value, or $0.01 per share. Subject to the aforementioned 25% limit that is determined prior to each offering, there is no theoretical limit on the number of times that the Company can offer its common stock below NAV during the year following the approval of this proposal.

Conflict of Interest
In reaching its recommendation to the stockholders of the Company to approve this proposal, the board of directors considered a possible source of conflict of interest due to the fact that the proceeds from the issuance of additional shares of the Company’s common stock may increase the management fees that the Company pays to SLR Capital Partners as such fees are partially based on the amount of the Company’s gross assets, as well as the effect of the following factors:

•	the costs of and benefits of a common stock offering below NAV compared to other possible means for raising capital or concluding not to raise capital;

•	the size of a common stock offering in relation to the number of shares outstanding;

•	the general condition of the securities market; and

•	any impact on operating expenses associated with an increase in capital.
The board of directors, including a majority of the independent directors who have no financial interest in this proposal, concluded that the benefits to the stockholders from increasing the Company’s capital base outweighed any possible detriment, including from any possible increase in management fees or dilution to existing stockholders.
Potential Investors
The Company has not yet solicited any potential buyers of the shares that it may elect to issue in any future offering in order to comply with the federal securities laws. No shares are earmarked for management or other affiliated persons of the Company. However, members of management and other affiliated persons may participate in a common stock offering, if any, on the same terms as others.

Share Price [Table Text Block]
Trading History
Shares of BDCs may trade at a market price that is less than the value of the net assets attributable to those shares. The possibility that the Company’s shares of common stock will trade at a discount from NAV, or at premiums that are unsustainable over the long term, are separate and distinct from the risk that the Company’s NAV will decrease. Since the Company’s initial public offering on February 9, 2010, its shares of common stock have traded at both a discount and a premium to the net assets attributable to those shares. As of August 31, 2022, the Company’s shares of common stock traded at a discount equal to approximately 18.1% of the net assets attributable to those shares based upon its NAV as of June 30, 2022. It is not possible to predict whether the shares that may be offered pursuant to this approval will trade at, above, or below NAV. The following table lists the high and low closing sales prices for our common stock for each fiscal quarter since the beginning of 2020, such sales prices as a percentage of NAV per share and quarterly distributions per share.

	NAV(1)	Price Range		Premium or (Discount) of High Closing Price to NAV(2)	Premium or (Discount) of Low Closing Price to NAV(2)	Declared Distributions(3)
		High	Low
Fiscal 2022
Third Quarter (through August 31 , 2022)	*	$15.76	$13.94	*	*	$0.2733
Second Quarter	$18.53	18.19	14.17	(1.8)%	(23.5)%	0.41
First Quarter	19.56	19.26	17.68	(1.5)	(9.6)	0.41

Fiscal 2021
Fourth Quarter	$19.93	$19.90	$17.55	(0.2)%	(11.9)%	$0.41
Third Quarter	20.20	19.75	18.42	(2.2)	(8.8)	0.41
Second Quarter	20.29	19.58	17.88	(3.5)	(11.9)	0.41
First Quarter	20.26	19.35	17.35	(4.5)	(14.4)	0.41

Fiscal 2020
Fourth Quarter	$20.16	$18.14	$15.43	(10.0)%	(23.5)%	$0.41
Third Quarter	20.14	17.38	15.36	(13.7)	(23.7)	0.41
Second Quarter	20.11	17.73	11.03	(11.8)	(45.2)	0.41
First Quarter	19.24	21.15	7.55	9.9	(60.8)	0.41

(1)
NAV per share is determined as of the last day in the relevant quarter and therefore may not reflect the NAV per share on the date of the high and low sales prices. The NAVs shown are based on outstanding shares at the end of each period.

(2)	Calculated as of the respective high or low closing price divided by NAV and subtracting 1.
(3)	Represents the cash distribution for the specified quarter.
*	Not determinable at the time of filing.

Lowest Price or Bid			$ 13.94	$ 14.17	$ 17.68	$ 17.55	$ 18.42	$ 17.88	$ 17.35	$ 15.43	$ 15.36	$ 11.03	$ 7.55
Highest Price or Bid			$ 15.76	$ 18.19	$ 19.26	$ 19.9	$ 19.75	$ 19.58	$ 19.35	$ 18.14	$ 17.38	$ 17.73	$ 21.15
Highest Price or Bid, Premium (Discount) to NAV [Percent]	[1]			(1.80%)	(1.50%)	(0.20%)	(2.20%)	(3.50%)	(4.50%)	(10.00%)	(13.70%)	(11.80%)	9.90%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]	[1]			(23.50%)	(9.60%)	(11.90%)	(8.80%)	(11.90%)	(14.40%)	(23.50%)	(23.70%)	(45.20%)	(60.80%)
Latest NAV	[2]			$ 18.53	$ 19.56	$ 19.93	$ 20.2	$ 20.29	$ 20.26	$ 20.16	$ 20.14	$ 20.11	$ 19.24
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Voting Rights [Text Block]
Voting Securities
You may vote your shares, virtually or by proxy, at the Meeting only if you were a stockholder of record at the close of business on August 31, 2022 (the “Record Date”). There were 54,772,651 shares of the Company’s common stock outstanding on the Record Date. Each share of the common stock is entitled to one vote.
Quorum Required
A quorum must be present at the Meeting for any business to be conducted. In accordance with our Second Amended and Restated Bylaws, the presence at the Meeting, virtually or by proxy, of the stockholders entitled to cast a majority of all the votes entitled to be cast (without regard to class) will constitute a quorum. Abstentions will be treated as shares present for quorum purposes. Broker Shares for which the nominee has not received voting instructions from the record holder and does not have discretionary authority to vote the shares on certain proposals (which are considered “Broker
Non-Votes”
with respect to such proposals) will be treated as shares present for quorum purposes. If a quorum is not present at the Meeting, the Chairman of the board of directors may adjourn the Meeting to permit further solicitation of proxies.
Vote Required
Election of Directors.
The election of a director requires the affirmative vote of a plurality of the votes cast at the Meeting virtually or by proxy. Stockholders may not cumulate their votes. If you vote “Withhold Authority” with respect to a nominee, your shares will not be voted with respect to the person indicated. Because directors are elected by plurality of the votes, and there are not more candidates seeking election than there are seats on the board of directors up for election at the Meeting, if the nominee receives at least one “FOR” vote, then it is expected that the nominee will be elected to the board of directors. Abstentions and Broker
Non-Votes
will not be included in determining the number of votes cast and, as a result, will have no effect on this proposal. This proposal is considered a
“non-routine
matter”; accordingly, brokers cannot vote on this proposal unless they have received voting instructions from the beneficial owner of the shares.
Approval of a Proposal to Authorize the Company to Sell Shares of its Common Stock at a Price or Prices Below the Company’s then Current Net Asset Value Per Share in One or More Offerings, in Each Case Subject to the Approval of its Board of Directors and Compliance with the Conditions Set Forth in the Proxy Statement (Including, Without Limitation, that the Number of Shares Issued Does Not Exceed 25% of the Company’s then Outstanding Common Stock Immediately Prior to Each Such Offering).
The affirmative vote of (1) a majority of the outstanding voting securities entitled to vote at the Meeting; and (2) a majority of the outstanding voting securities entitled to vote at the Meeting that are not held by affiliated persons of the Company is required to approve this proposal. For purposes of this proposal, the Investment Company Act of 1940, as amended (the “1940 Act”), defines “a majority of the outstanding voting securities” as: (1) 67% or more of the voting securities present at the Meeting, if the holders of more than 50% of the outstanding voting securities of such company are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of the Company, whichever is the less. Abstentions and Broker
Non-Votes
will have the effect of a vote against this proposal. This proposal is considered a
“non-routine
matter”; accordingly, brokers cannot vote on this proposal unless they have received voting instructions from the beneficial owner of the shares.
Additional Solicitation.
If there are not enough votes to approve any proposals at the Meeting, the stockholders who are represented may adjourn the Meeting to permit the further solicitation of proxies. The persons named as proxies will vote for such adjournment, unless such proxies are marked to be voted against any proposal for which an adjournment is sought, in order to permit the further solicitation of proxies.

Also, a stockholder vote may be taken on one or more of the proposals in this Proxy Statement prior to any such adjournment if there are sufficient votes for approval of such proposal(s).

Dilutive Effect on NAV [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Dilutive Effect on NAV
Before voting on this proposal or giving proxies with regard to this matter, stockholders should consider the dilutive effect of the issuance of shares of the Company’s common stock at a price that is less than the NAV per share and the expenses associated with such issuance on the NAV per outstanding share of the Company’s common stock. Any sale of common stock at a price below NAV would result in an immediate dilution to existing common stockholders. This dilution would include reduction in the NAV per share as a result of the issuance of shares at a price below the NAV per share and a disproportionately greater decrease in a current stockholder’s interest in the earnings and assets of the Company and voting interest in the Company than the increase in the assets of the Company resulting from such issuance. It would also decrease the amount of net investment income per share available to stockholders through distributions. There will be no limit on the percentage below NAV per share at which shares may be sold by the Company under this proposal. However, the Company does not presently intend to sell shares of its common stock at a price that is more than 20% lower than the Company’s then current NAV, absent extenuating circumstances. The board of directors of the Company has considered the potential dilutive effect of the issuance of shares at a price below the NAV per share and will consider again such dilutive effect when considering whether to authorize any specific issuance of shares of common stock below NAV. The Company will not be required to obtain any additional authorization from stockholders for such offerings until the 2023 Annual Meeting of Stockholders even if the dilution from such offerings is substantial.

Dilutive Effect on Market Price and Ownership Percentage [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Dilutive Effect on Market Price and Ownership Percentage
In addition, stockholders should consider the risk that the approval of this proposal could cause the market price of the Company’s common stock to decline in anticipation of sales of its common stock below NAV, thus causing the Company’s shares to trade at a discount to NAV. The 1940 Act establishes a connection between common share sale price and NAV because, when stock is sold at a sale price below NAV per share, the resulting increase in the number of outstanding shares reduces NAV per share. Stockholders should also consider that they will have no subscription, preferential or preemptive rights to additional shares of the common stock proposed to be authorized for issuance, and thus any future issuance of common stock will dilute such stockholders’ holdings of common stock as a percentage of shares outstanding to the extent stockholders do not purchase sufficient shares in the offering or otherwise to maintain their percentage interest. Further, if current stockholders of the Company do not purchase any shares to maintain their percentage interest, regardless of whether such offering is above or below the then-current NAV, their voting power will be diluted.

Other Dilutive Considerations [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Other Dilutive Considerations
The precise extent of any such dilution cannot be estimated before the terms of a common stock offering are set. As a general proposition, however, the amount of potential dilution will increase as the size of the offering increases. Another factor that will influence the amount of dilution in an offering is the amount of net proceeds that we receive from such offering. The board of directors would expect that the net proceeds to us, which is typically 95% of the market price, will be equal to the price that investors pay per share less the amount of any underwriting discounts and commissions.
As discussed above, it should be noted that the maximum number of shares issuable below NAV that could result in such dilution is limited to 25% of the Company’s then outstanding common stock immediately prior to each such offering. As a result, the maximum amount of dilution to existing stockholders will be limited to no more than 20% of the Company’s then current NAV on each offering, assuming the Company were to issue the maximum number of shares at no more than par value, or $0.01 per share. Subject to the aforementioned 25% limit that is determined prior to each offering, there is no theoretical limit on the number of times that the Company can offer its common stock below NAV during the year following the approval of this proposal.

Conflict of Interest [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Conflict of Interest
In reaching its recommendation to the stockholders of the Company to approve this proposal, the board of directors considered a possible source of conflict of interest due to the fact that the proceeds from the issuance of additional shares of the Company’s common stock may increase the management fees that the Company pays to SLR Capital Partners as such fees are partially based on the amount of the Company’s gross assets, as well as the effect of the following factors:

•	the costs of and benefits of a common stock offering below NAV compared to other possible means for raising capital or concluding not to raise capital;

•	the size of a common stock offering in relation to the number of shares outstanding;

•	the general condition of the securities market; and

•	any impact on operating expenses associated with an increase in capital.
The board of directors, including a majority of the independent directors who have no financial interest in this proposal, concluded that the benefits to the stockholders from increasing the Company’s capital base outweighed any possible detriment, including from any possible increase in management fees or dilution to existing stockholders.

Potential Investors [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Potential Investors
The Company has not yet solicited any potential buyers of the shares that it may elect to issue in any future offering in order to comply with the federal securities laws. No shares are earmarked for management or other affiliated persons of the Company. However, members of management and other affiliated persons may participate in a common stock offering, if any, on the same terms as others.

[1]	Calculated as of the respective high or low closing price divided by NAV and subtracting 1.
[2]	NAV per share is determined as of the last day in the relevant quarter and therefore may not reflect the NAV per share on the date of the high and low sales prices. The NAVs shown are based on outstanding shares at the end of each period.